INCOME TAXES - Schedule of components of loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian	$ (40,816)	$ (24,872)
Foreign	(47,910)	(57,188)
Loss before income taxes	$ (88,726)	$ (82,060)